                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                            REGISTRATION NO. 2-29858
                         POST-EFFECTIVE AMENDMENT NO. 81

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-1701
                         POST-EFFECTIVE AMENDMENT NO. 56

                        DAVIS NEW YORK VENTURE FUND, INC.

                        2949 East Elvira Road, Suite 101
                              Tucson, Arizona 85706
                                (1-520-434-3771)

Agents For Service:   Thomas D. Tays, Esq.
                      Davis Selected Advisers, L.P.
                      2949 East Elvira Road, Suite 101
                      Tucson, AZ 85706
                      (520) 434-3771

                                    -or-

                      Arthur Don
                      Seyfarth Shaw LLP
                      131 S. Dearborn St.
                      Suite 2400
                      Chicago, IL  60603
                      (312)-460-5611

It is proposed that this filing will become effective:

[X]  Immediately upon filing pursuant to paragraph (b)

[_]  On _____ pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)

[_]  On ____, pursuant to paragraph (a) of Rule 485

[_]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[_]  On ____, pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered Common Stock of:

                    DAVIS NEW YORK VENTURE FUND Class A, B, C, Y and R shares
                    DAVIS RESEARCH FUND Class A, B, and C shares

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 81 to the Registration Statement
     contains:

     Signature Page

     Exhibits 23(j)

This Amendment is not intended to amend the prospectuses and statements of additional information of other series (Davis Global Fund and Davis
International Fund) of the Registrant.

                        DAVIS NEW YORK VENTURE FUND, INC.
                            REGISTRATION NO. 2-29858
                         POST-EFFECTIVE AMENDMENT NO. 81

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 1st day of December 2006.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities
Act of 1933.

                                        DAVIS NEW YORK VENTURE FUND, INC.

                                        *By: /s/ Thomas Tays
                                             -----------------------------------
                                             Thomas Tays
                                             Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities indicated.

   Signature                          Title                           Date

Kenneth Eich*           Principal Executive Officer             December 1, 2006
-------------
Kenneth Eich

Douglas Haines*         Principal Financial Officer
--------------
Douglas Haines          and Principal Accounting Officer        December 1, 2006

                                        *By: /s/ Thomas Tays
                                             -----------------------------------
                                             Thomas Tays
                                             Attorney-in-Fact

*    Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibits
     22(q)(1), 22(q)(3), and 22(q)(6) of Registrant's registration statement
     2-29858.

                                        /s/ Thomas Tays
                                        ----------------------------------------
                                        Thomas Tays
                                        Attorney-in-Fact

                                        1

                        DAVIS NEW YORK VENTURE FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed on December 1, 2006, by the following persons in the capacities indicated.

              Signature                  Title

Jeremy H. Biggs*                        Director
-------------------------------------
Jeremy H. Biggs

Marc P. Blum*                           Director
-------------------------------------
Marc P. Blum

Andrew A. Davis*                        Director
-------------------------------------
Andrew A. Davis

Christopher C. Davis*                   Director
-------------------------------------
Christopher C. Davis

Thomas. S. Gayner*                      Director
-------------------------------------
Thomas S. Gayner

Jerry D. Geist*                         Director
-------------------------------------
Jerry D. Geist

D. James Guzy*                          Director
-------------------------------------
D. James Guzy

G. Bernard Hamilton*                    Director
-------------------------------------
G. Bernard Hamilton

Samuel H. Iapalucci*                    Director
-------------------------------------
Samuel H. Iapalucci

Robert P. Morgenthau*                   Director
-------------------------------------
Robert P. Morgenthau

Theodore B. Smith, Jr.*                 Director
-------------------------------------
Theodore B. Smith, Jr.

Christian R. Sonne*                     Director
-------------------------------------
Christian R. Sonne

Marsha Williams*                        Director
-------------------------------------
Marsha Williams

*    Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibits 23(q)(1), 23(q)(4),
     23(q)(5), and 23(q)(7) of Registrant's registration statement 2-29858.

                                        /s/ Thomas Tays
                                        ----------------------------------------
                                        Thomas Tays
                                        Attorney-in-Fact

                                        2

                                     EXHIBIT
                                   ITEM 23 (j)

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Davis New York Venture Fund, Inc.:

We consent to the use of our reports dated September 8, 2006 incorporated by reference in this Registration Statement of Davis New York Venture Fund, Inc.
(consisting of two series, Davis New York Venture Fund and Davis Research Fund)
and to the references to our firm under the headings "Financial Highlights" in the Prospectuses for Davis New York Venture Fund and Davis Research Fund and
"Independent Registered Public Accounting Firm" and "Disclosure of Portfolio
Holdings" in the Statements of Additional Information for Davis New York Venture
Fund and Davis Research Fund.

                                        /s/ KPMG  LLP
                                        ----------------------------------------
                                        KPMG LLP

Denver, Colorado
November 28, 2006